T. ROWE PRICE GROWTH STOCK ETF

March 31, 2022 (Unaudited)
PORTFOLIO OF INVESTMENTS‡	Shares	$ Value
(Cost and value in $000s)
COMMON STOCKS 98.5%
COMMUNICATION SERVICES 17.9%
Entertainment 4.0%
Activision Blizzard	2,565	206
Netflix (1)	1,624	608
ROBLOX, Class A (1)	3,552	164
Sea, ADR (1)	4,749	569
Spotify Technology (1)	2,278	344
		1,891
Interactive Media & Services 13.9%
Alphabet, Class A (1)	796	2,214
Alphabet, Class C (1)	776	2,167
IAC/InterActive (1)	53	5
Match Group (1)	3,012	328
Meta Platforms, Class A (1)	5,652	1,257
Pinterest, Class A (1)	537	13
Snap, Class A (1)	16,661	600
Vimeo (1)	657	8
		6,592
Total Communication Services		8,483
CONSUMER DISCRETIONARY 25.9%
Automobiles 6.5%
Ferrari NV	1,569	342
Rivian Automotive, Class A (1)	7,637	384
Tesla (1)	2,187	2,357
		3,083
Hotels Restaurants & Leisure 3.6%
Airbnb, Class A (1)	121	21
Booking Holdings (1)	145	341
Chipotle Mexican Grill (1)	315	498
DraftKings, Class A (1)	526	10
Expedia Group (1)	1,683	329
Las Vegas Sands (1)	5,929	231
Wynn Resorts (1)	3,337	266
		1,696
Internet & Direct Marketing Retail 12.9%
Amazon.com (1)	1,729	5,636
Coupang, Class A (1)	7,333	130
DoorDash, Class A (1)	2,753	322
Farfetch, Class A (1)	863	13
Pinduoduo, ADR (1)	117	5
		6,106
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE GROWTH STOCK ETF

	Shares	$ Value
(Cost and value in $000s)
Leisure Products 0.4%
Peloton Interactive, Class A (1)	6,209	164
		164
Specialty Retail 1.5%
Carvana (1)	742	88
Ross Stores	7,103	643
		731
Textiles, Apparel & Luxury Goods 1.0%
Lululemon Athletica (1)	1,227	448
NIKE, Class B	143	19
		467
Total Consumer Discretionary		12,247
FINANCIALS 0.3%
Capital Markets 0.3%
MarketAxess Holdings	238	81
S&P Global	44	18
Tradeweb Markets, Class A	569	50
Total Financials		149
HEALTH CARE 8.3%
Biotechnology 0.3%
Argenx SE, ADR (1)	434	137
		137
Health Care Equipment & Supplies 3.3%
Align Technology (1)	640	279
Insulet (1)	450	120
Intuitive Surgical (1)	2,329	703
Stryker	1,790	478
		1,580
Health Care Providers & Services 2.9%
Anthem	54	27
Cigna	1,019	244
HCA Healthcare	1,460	366
Humana	625	272
UnitedHealth Group	900	459
		1,368
Life Sciences Tools & Services 0.5%
Avantor (1)	6,488	219
		219
Pharmaceuticals 1.3%
AstraZeneca, ADR	1,757	116
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE GROWTH STOCK ETF

	Shares	$ Value
(Cost and value in $000s)
Eli Lilly & Co.	1,711	490
		606
Total Health Care		3,910
INDUSTRIALS & BUSINESS SERVICES 3.8%
Aerospace & Defense 0.7%
Boeing (1)	1,718	329
		329
Air Freight & Logistics 0.7%
FedEx	1,527	353
		353
Commercial Services & Supplies 0.3%
Cintas	288	123
		123
Electrical Equipment 0.7%
Generac Holdings (1)	1,058	314
		314
Industrial Conglomerates 0.8%
Roper Technologies	807	381
		381
Professional Services 0.6%
TransUnion	2,879	298
		298
Total Industrials & Business Services		1,798
INFORMATION TECHNOLOGY 42.1%
Electronic Equipment, Instruments & Components 1.1%
Teledyne Technologies (1)	1,087	514
		514
IT Services 7.2%
Affirm Holdings (1)	166	8
Block, Class A (1)	2,374	322
Fiserv (1)	4,549	461
Global Payments	1,771	242
Mastercard, Class A	2,148	768
MongoDB (1)	765	339
PayPal Holdings (1)	566	66
Shopify, Class A (1)	24	16
Snowflake (1)	829	190
Toast, Class A (1)	216	5
Twilio, Class A (1)	624	103
Visa, Class A	3,982	883
		3,403
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE GROWTH STOCK ETF

	Shares	$ Value
(Cost and value in $000s)
Semiconductors & Semiconductor Equipment 5.7%
Advanced Micro Devices (1)	5,074	555
ASML Holding NV	1,168	780
NVIDIA	4,613	1,258
Taiwan Semiconductor Manufacturing, ADR	1,082	113
		2,706
Software 20.5%
Atlassian, Class A (1)	1,101	323
Avalara (1)	136	14
Bill.Com Holdings (1)	598	136
Black Knight (1)	4,677	271
Ceridian HCM Holding (1)	1,463	100
Datadog, Class A (1)	1,543	234
HashiCorp, Class A (1)	402	22
Intuit	2,049	985
Microsoft	17,830	5,497
Monday.com (1)	405	64
Paycom Software (1)	49	17
salesforce.com (1)	2,937	624
SentinelOne, Class A (1)	5,571	216
ServiceNow (1)	1,299	723
Trade Desk, Class A (1)	3,559	246
UiPath, Class A (1)	3,468	75
Workday (1)	207	50
Zoom Video Communications, Class A (1)	762	89
		9,686
Technology Hardware, Storage & Peripherals 7.6%
Apple	20,671	3,609
		3,609
Total Information Technology		19,918
Total Miscellaneous Common Stocks 0.2% (2)		118
Total Common Stocks (Cost $43,239)		46,623
SHORT-TERM INVESTMENTS 1.3%
Money Market Funds 1.3%
State Street Institutional U.S. Government Money Market Fund, 0.25% (3)	638,790	639
Total Short-Term Investments (Cost $639)		639
Total Investments in Securities 99.8% of Net Assets (Cost $43,878)		$47,262
Other Assets Less Liabilities 0.2%		77
Net Assets 100.0%		$47,339

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing.
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE GROWTH STOCK ETF

(2)	The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(3)	Seven-day yield
ADR	American Depositary Receipts
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE GROWTH STOCK ETF

Unaudited
    NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Growth Stock ETF (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). The fund is considered an actively-managed exchange-traded fund (ETF) that does not disclose its portfolio holdings daily, which is different from a traditional ETF and may create additional risks. For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices.

T. ROWE PRICE GROWTH STOCK ETF

A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants.
Valuation Inputs
On March 31, 2022, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets. In February 2022, Russian forces entered Ukraine and commenced an armed conflict. Economic sanctions have since been imposed on Russia and certain of its citizens, including the exclusion of Russia from the SWIFT global payments network. As a result, Russian-related stocks and debt have since suffered significant declines in value. The duration of the coronavirus outbreak and the Russian-Ukraine conflict, and their effects on the financial markets, cannot be determined with certainty. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring these events.
ETF788-054Q1
03/2022